UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from October 26, 2009 to November 24, 2009
Commission File Number of issuing entity:
000-20787-07, 333-130508-01
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number	Commission File Number	Commission File Number
of Depositor:	of Depositor:	of Depositor:
000-21424-04, 333-130508-03	333-113579-02, 333-130508	333-113579-01, 333-130508-02

American Express Receivables Financing Corporation II	American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC

(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

13-3854638	20-0942395	20-0942445

(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

American Express Centurion Bank	American Express Bank, FSB

(Exact name of sponsor as specified in its charter)	(Exact name of sponsor as specified in its charter)

Delaware	Not Applicable

State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Number of the issuing entity

c/o The Bank of New York 101 Barclay Street, New York	10286

(Address of the principal executive offices of the issuing entity)	(Zip Code)

(Telephone number, including area code)
Not Applicable

(Former name, former address, if changed since last report)
Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑     No ☐

PART I — DISTRIUTION INFORMATION
PART II — OTHER INFORMATION
SIGNATURES
EX-99

PART I — DISTRIUTION INFORMATION
Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.
PART II — OTHER INFORMATION
Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending November 24, 2009 and the related payment dates.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: December 15, 2009

American Express Receivables Financing Corporation II, Depositor
By:	/s/ Anderson Y. Lee
	Name:	Anderson Y. Lee
	Title:	President

American Express Receivables Financing Corporation III LLC, Depositor
By:	/s/ Scott C. Godderidge
	Name:	Scott C. Godderidge
	Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor
By:	/s/ Denise D. Roberts
	Name:	Denise D. Roberts
	Title:	President